Penn Series Funds, Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
SMID Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — 93.7%
Apparel — 3.3%
Crocs, Inc.*	3,831	$554,767
PVH Corp.	4,709	474,809
Tapestry, Inc.	13,135	617,082
		1,646,658
Auto Parts & Equipment — 2.6%
Adient PLC*	24,409	550,911
BorgWarner, Inc.	20,498	743,873
		1,294,784
Banks — 12.0%
BankUnited, Inc.	15,501	564,856
Comerica, Inc.	11,044	661,646
First Bancorp	28,129	595,491
First Citizens BancShares, Inc., Class A	384	706,925
First Hawaiian, Inc.	26,605	615,906
Texas Capital Bancshares, Inc.*	7,715	551,314
Walker & Dunlop, Inc.	5,601	636,218
Webster Financial Corp.	11,442	533,312
Wintrust Financial Corp.	5,814	630,993
Zions Bancorp NA	12,325	581,986
		6,078,647
Building Materials — 1.4%
Builders FirstSource, Inc.*	3,560	690,142
Chemicals — 2.4%
Avient Corp.	13,270	667,746
Element Solutions, Inc.	20,881	567,128
		1,234,874
Commercial Services — 6.6%
ABM Industries, Inc.	11,428	602,941
ADT, Inc.	87,766	634,548
AMN Healthcare Services, Inc.*	6,857	290,668
Herc Holdings, Inc.	3,506	558,962
Robert Half, Inc.	9,089	612,690
WillScot Holdings Corp.*	17,073	641,945
		3,341,754
Computers — 3.0%
Lumentum Holdings, Inc.*	7,942	503,364
NCR Atleos Corp.*	20,560	586,577
WNS Holdings Ltd.*	8,118	427,900
		1,517,841
Distribution & Wholesale — 1.0%
Core & Main, Inc., Class A*	11,940	530,136
Diversified Financial Services — 3.5%
Cboe Global Markets, Inc.	2,609	534,506
Invesco Ltd.	35,168	617,550
Stifel Financial Corp.	6,582	618,050
		1,770,106
Electric — 2.2%
IDACORP, Inc.	5,805	598,437
	Number of Shares	Value†

Electric — (continued)
Portland General Electric Co.	11,190	$536,001
		1,134,438
Electrical Components & Equipment — 1.0%
Belden, Inc.	4,182	489,838
Electronics — 2.4%
Avnet, Inc.	9,724	528,111
TD SYNNEX Corp.	5,580	670,046
		1,198,157
Engineering & Construction — 2.5%
Fluor Corp.*	12,621	602,148
MasTec, Inc.*	5,544	682,466
		1,284,614
Environmental Control — 1.5%
Pentair PLC	7,880	770,585
Food — 2.0%
Lamb Weston Holdings, Inc.	4,950	320,463
Nomad Foods Ltd.	35,215	671,198
		991,661
Hand & Machine Tools — 1.3%
Regal Rexnord Corp.	4,023	667,335
Healthcare Products — 4.4%
Avantor, Inc.*	21,214	548,806
Integra LifeSciences Holdings Corp.*	14,140	256,924
Revvity, Inc.	5,326	680,396
Teleflex, Inc.	2,900	717,228
		2,203,354
Healthcare Services — 2.1%
Encompass Health Corp.	7,676	741,809
Pediatrix Medical Group, Inc.*	29,187	338,277
		1,080,086
Home Builders — 2.1%
PulteGroup, Inc.	3,160	453,555
Taylor Morrison Home Corp.*	8,875	623,557
		1,077,112
Home Furnishings — 1.2%
MillerKnoll, Inc.	23,829	590,006
Insurance — 3.2%
American Financial Group, Inc.	5,344	719,303
Kemper Corp.	5,040	308,700
The Hanover Insurance Group, Inc.	3,929	581,924
		1,609,927
Internet — 3.3%
Criteo S.A., ADR*	9,313	374,755
F5, Inc.*	3,200	704,640
Gen Digital, Inc.	20,837	571,559
		1,650,954

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
SMID Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Leisure Time — 2.3%
Brunswick Corp.	7,370	$617,753
Viking Holdings Ltd.*	16,031	559,322
		1,177,075
Machinery — Construction & Mining — 1.1%
Oshkosh Corp.	5,385	539,631
Machinery — Diversified — 2.6%
Gates Industrial Corp. PLC*	35,790	628,115
The Middleby Corp.*	4,808	668,937
		1,297,052
Media — 1.0%
Nexstar Media Group, Inc.	3,084	509,939
Mining — 1.5%
Cameco Corp.	15,871	757,999
Miscellaneous Manufacturing — 1.0%
John Bean Technologies Corp.	5,353	527,324
Oil & Gas — 3.6%
HF Sinclair Corp.	6,466	288,190
Magnolia Oil & Gas Corp., Class A	24,541	599,291
Matador Resources Co.	8,450	417,599
Northern Oil & Gas, Inc.	15,230	539,294
		1,844,374
Packaging and Containers — 0.9%
Berry Global Group, Inc.	7,057	479,735
Real Estate — 1.7%
Jones Lang LaSalle, Inc.*	3,250	876,883
Retail — 4.6%
AutoNation, Inc.*	3,070	549,284
Bath & Body Works, Inc.	17,517	559,143
Dick's Sporting Goods, Inc.	1,654	345,190
Dine Brands Global, Inc.	7,507	234,443
Group 1 Automotive, Inc.	1,616	618,993
		2,307,053
Semiconductors — 2.6%
Amkor Technology, Inc.	16,321	499,422
FormFactor, Inc.*	8,033	369,518
Synaptics, Inc.*	5,629	436,698
		1,305,638
Software — 2.0%
ACI Worldwide, Inc.*	11,561	588,455
CommVault Systems, Inc.*	2,910	447,703
		1,036,158
Telecommunications — 0.8%
Calix, Inc.*	10,961	425,177
Transportation — 3.0%
ArcBest Corp.	6,371	690,935
	Number of Shares	Value†

Transportation — (continued)
C.H. Robinson Worldwide, Inc.	7,330	$809,012
		1,499,947
TOTAL COMMON STOCKS (Cost $42,842,546)		47,436,994

REAL ESTATE INVESTMENT TRUSTS — 5.9%
Apartments — 1.3%
Independence Realty Trust, Inc.	33,060	677,730
Diversified — 0.7%
Broadstone Net Lease, Inc.	17,428	330,261
Hotels & Resorts — 1.0%
Ryman Hospitality Properties, Inc.	4,733	507,567
Industrial — 2.0%
First Industrial Realty Trust, Inc.	7,777	435,356
STAG lndustrial, Inc.	15,267	596,787
		1,032,143
Storage & Warehousing — 0.9%
CubeSmart	8,380	451,095
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,694,588)		2,998,796

SHORT-TERM INVESTMENTS — 0.8%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.833%) (Cost $389,513)	389,513	389,513
TOTAL INVESTMENTS — 100.4% (Cost $45,926,647)		$50,825,303
Other Assets & Liabilities — (0.4)%		(190,213)
TOTAL NET ASSETS — 100.0%		$50,635,090

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
ADR— American Depositary Receipt.
NA— National Association.
PLC— Public Limited Company.
S.A.— Societe Anonyme.

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
SMID Cap Value Fund
Country Weightings as of 9/30/2024††
United States	92%
United Kingdom	3
Canada	1
Puerto Rico	1
Bermuda	1
India	1
France	1
Total	100%
††	% of total investments as of September 30, 2024.
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